EX-1
FORM ABS-15G Wells Fargo Commercial Mortgage Securities, Inc.
Name of Issuing Entity(1)	Check if Registered	Name of Originator	Total Assets in ABS by Originator(2)(3)			Assets that were Subject of Demand(3)(4)			Assets that were Repurchased or Replaced(3)(4)(5)			Assets Pending Repurchase or Replacement (within Cure Period)(4)(6)(7)			Demand in Dispute(4)(6)(8)			Demand Withdrawn(4)(6)(9)			Demand Rejected(4)(6)(10)
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Class - Commercial Mortgages(1)

WFCM Commercial Mortgage Trust 2018-C45, Commercial Mortgage Pass-Through Certficates, Series 2018-C45	X	Wells Fargo Bank, National Association	14	271,350,036.00	41.19	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
CIK #: 1741690		Barclays Bank PLC	11	172,882,585.00	26.24	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Rialto Mortgage Finance, LLC	7	113,800,000.00	17.27	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		C-III Commercial Mortgage LLC(11)	17	100,732,798.00	15.29	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	1	6,758,227.92	1.09	0	0.00	0.00	0	0.00	0.00

Issuing Entity Subtotal			49	658,765,419.00	100.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	1	6,758,227.92	1.09	0	0.00	0.00	0	0.00	0.00

Commercial Mortgages Asset Class Total			49	658,765,419.00		0	0.00		0	0.00		0	0.00		1	6,758,227.92	1.09	0	0.00		0	0.00